Summary of Principal Accounting Policies (Details) - Schedule of Disaggregate Revenue - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Schedule of Disaggregate Revenue [Line Items]
Total	$ 10,345,500		$ 25,953,200
Membership and top-up streaming services [Member]
Schedule of Disaggregate Revenue [Line Items]
Disaggregate revenue	9,294,400		23,614,200
Online advertising services [Member]
Schedule of Disaggregate Revenue [Line Items]
Disaggregate revenue	1,031,100		2,319,000
Content licensing business [Member]
Schedule of Disaggregate Revenue [Line Items]
Disaggregate revenue	$ 20,000		$ 20,000